Commitments and Contingencies (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Maximum [Member]
Loans Receivable Fixed Rates Of Interest	10.00%	10.00%
Minimum [Member]
Loans Receivable Fixed Rates Of Interest	2.30%	2.30%
Standby Letters of Credit [Member]
Letters of Credit Outstanding, Amount	$ 8,226,000	$ 9,251,000